Submission	Jul. 01, 2025
Submission [Line Items]
Central Index Key	0001273685
Registrant Name	NEW YORK MORTGAGE TRUST, INC.
Registration File Number	333-281046
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES